Other comprehensive income (loss) - Change in accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign Currency Translation
Beginning Balance	$ (71,254)	$ (56,783)	$ (49,936)
Other comprehensive income (loss) before reclassifications	3,947	(14,471)	(6,847)
Net change	3,947	(14,471)	(6,847)
Ending Balance	(67,307)	(71,254)	(56,783)
Adjustment of pension and postretirement benefit plans
Beginning Balance	(195,056)	(202,816)	(203,836)
Other comprehensive income (loss) before reclassification	23,094	(5,645)	(13,671)
Amounts reclassified from accumulated other comprehensive loss for amortization of net losses	12,968	13,405	14,691
Net change	36,062	7,760	1,020
Ending Balance	(158,994)	(195,056)	(202,816)
Unrealized net holding gains (losses) on debt securities
Beginning Balance	460,900	92,155	(173,811)
Other comprehensive (loss) income before reclassifications	(557,002)	368,780	265,950
Amounts reclassified from accumulated other comprehensive income (loss) for (gains) loss on securities	(18)	(35)	16
Net change	(557,020)	368,745	265,966
Ending Balance	(96,120)	460,900	92,155
Unrealized net (losses) gain on cash flow hedges
Beginning Balance	(4,599)	(2,494)	(391)
Reclassification to retained earnings due to cumulative effect of accounting change	0	0	(50)
Other comprehensive income (loss) before reclassifications	367	(6,400)	(4,439)
Amounts reclassified from other accumulated other comprehensive loss	1,584	4,295	2,386
Net change	1,951	(2,105)	(2,103)
Ending Balance	(2,648)	(4,599)	(2,494)
Accumulated other comprehensive (loss) income, net of tax	$ (325,069)	$ 189,991	$ (169,938)